INVESTMENTS (Details) $ in Thousands	Dec. 31, 2024 USD ($) EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments
INVESTMENTS
Equity securities	$ 559,165	$ 323,711
Share purchase warrants	53,724	21,546
Total investments	$ 612,889	$ 345,257
Number of equity investments | EquityInstruments	58	48
Orla Mining Ltd.
INVESTMENTS
Equity securities	$ 152,697	$ 90,158
Share purchase warrants	36,730	15,093
Total investments	189,427	105,251
Foran Mining Corporation
INVESTMENTS
Equity securities	106,861
Total investments	106,861
Rupert Resources Ltd.
INVESTMENTS
Equity securities	88,690	88,505
Total investments	88,690	88,505
Canada Nickel
INVESTMENTS
Equity securities		16,894
Share purchase warrants		1,830
Total investments		18,724
ATEX Resources Inc
INVESTMENTS
Equity securities	33,543
Share purchase warrants	7,460
Total investments	41,003
Other
INVESTMENTS
Equity securities	177,374	128,154
Share purchase warrants	9,534	4,623
Total investments	$ 186,908	$ 132,777